Segment Information - Summary of Geographical Location Non-current Assets (Detail) - CHF (SFr) SFr in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Non-current assets	SFr 57,382	SFr 165,606
Switzerland [member]
Disclosure of geographical areas [line items]
Non-current assets	57,189	165,484
Rest of the world [member]
Disclosure of geographical areas [line items]
Non-current assets	SFr 193	SFr 122